Other non-current assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale financial assets
Financial assets	€ 1,257,329	€ 1,057,309	€ 419,052
Restrictions on sale of investment	0
Amount of investment pledged as collateral for liabilities	0
Reconciliation of fair value remeasurement
Reclassification of fair value adjustment to statement of operations following disposal	55
Net book value at end of period	2,303
Financial assets, class | Available-for-sale, category
Reconciliation of fair value remeasurement
Costs at beginning of period	2,750
Disposals of the year	(377)
Costs at end of period	2,373
Financial assets, class | Available-for-sale, category | Level 1
Reconciliation of fair value remeasurement
Fair value adjustment at beginning of period	(399)
Reclassification of fair value adjustment to statement of operations following disposal	55
Fair value adjustment of the year	(275)
Fair value adjustment at end of period	(619)
Net book value at end of period	€ 1,754